UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 305 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Corporation Service Company

251 Little Falls Drive Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

CM Advisors Fixed Income Fund

(CMFIX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$44	0.87%

How did the Fund perform during the reporting period?

The first half of the Fund’s fiscal year, from March 1 through August 31, 2026, the CM Advisors Fixed Income Fund (CMFIX) returned -0.11%, versus the Bloomberg U.S. Aggregate Bond Index’s returned -2.02%. With most of the Fund’s holdings in shorter-maturity corporate bonds, the Fund benefited from the relatively stronger performance of these bonds, leading to 191 bps (basis points) of outperformance relative to the Fund’s benchmark.

The first half of the Fund’s fiscal year was marked by a significant upward repricing of U.S. interest rates. Treasury yields rose across the curve, with the largest increases in shorter- and intermediate-maturity securities as investors first priced out expectations for Federal Reserve rate cuts and, by period-end, began considering the prospect of renewed tightening. Longer-term yields also increased, though less sharply, reflecting persistent inflation, rising commodity prices and growing concern over large fiscal deficits and Treasury financing needs.

Despite the rise in government yields, corporate credit spreads generally narrowed, supported by healthy earnings, resilient balance sheets and continued investor demand for credit. The combination of higher Treasury yields, and tighter corporate spreads suggested that the increase in rates was driven primarily by monetary policy, inflation and fiscal concerns rather than deterioration in corporate credit fundamentals.

Looking ahead, continued large deficits and rising Treasury issuance could place upward pressure on the term premium and longer-term yields. Potential offsets include easing geopolitical tensions, which could reduce energy and commodity inflation, and broader enterprise adoption of artificial intelligence, which could raise productivity, restrain unit-cost growth and support stronger real economic growth. The Advisor continues to monitor these competing forces and will adjust the Fund’s positioning as conditions evolve.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$14,000
$12,000
$10,000
$8,000
$13,529
$11,489
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026
CM Advisors Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index

Table Summary
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2016	$10,000	$10,000
Aug-2017	$10,321	$10,049
Aug-2018	$10,357	$9,944
Aug-2019	$10,386	$10,955
Aug-2020	$10,580	$11,664
Aug-2021	$10,822	$11,655
Aug-2022	$10,625	$10,313
Aug-2023	$10,948	$10,189
Aug-2024	$12,201	$10,933
Aug-2025	$13,119	$11,276
Aug-2026	$13,529	$11,489

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	3.12%	4.57%	3.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 859-5856.

Fund Statistics

  Net Assets$31,785,220
  Number of Portfolio Holdings87
  Advisory Fee (net of waivers)$0
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	10.9%
Corporate Bonds	75.1%
Money Market Funds	5.3%
U.S. Treasury Obligations	8.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy 23.8%
Materials 13.4%
Financials 13.1%
Industrials 11.9%
Consumer Discretionary 9.8%
U.S. Treasury Obligations 8.6%
Money Market Funds 5.3%
Utilities 4.3%
Communication Services 2.3%
Information Technology 2.0%
Consumer Staples 1.9%
Health Care 1.7%
Real Estate 0.7%
Other Assets in Excess of Liabilities 1.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.2%
Real Estate	0.7%
Health Care	1.7%
Consumer Staples	1.9%
Information Technology	2.0%
Communication Services	2.3%
Utilities	4.3%
Money Market Funds	5.3%
U.S. Treasury Obligations	8.6%
Consumer Discretionary	9.8%
Industrials	11.9%
Financials	13.1%
Materials	13.4%
Energy	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PHI Group, Inc.	10.7%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	1.9%
United Rentals North America, Inc., 5.250%, due 01/15/30	1.9%
Olin Corporation, 5.000%, due 02/01/30	1.8%
Exelon Corporation, 7.600%, due 04/01/32	1.7%
Masco Corporation, 7.750%, due 08/01/29	1.7%
Polaris, Inc., 6.950%, due 03/15/29	1.6%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	1.6%
U.S. Treasury Notes, 4.625%, due 11/15/26	1.6%
U.S. Treasury Notes, 4.250%, due 11/30/26	1.6%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

CM Advisors Fixed Income Fund (CMFIX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-CMFIX

(b)	Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

CM Advisors Family of Funds

Semi-Annual Financial Statements and
Additional Information 2026

CM Advisors Fixed Income Fund

August 31, 2026

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Trust”). This report is not authorized for distribution to prospective investors of the Trust unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fixed Income Fund
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS — 10.7%	Shares	Value
Energy — 10.7%
Oil & Gas Equipment & Services — 10.7%
PHI Group, Inc. (Cost $1,222,684)	113,912	$3,417,360

CORPORATE BONDS — 74.2%	Par Value	Value
Communication Services — 2.3%
Alternative Carriers — 2.3%
Lumen Technologies, Inc., 6.875%, due 01/15/28	$250,000	$251,875
Qwest Corporation,
7.375%, due 05/01/30	300,000	286,125
7.750%, due 05/01/30	200,000	196,500
		734,500
Consumer Discretionary — 9.8%
Apparel, Accessories & Luxury Goods — 1.3%
Tapestry, Inc.,
4.125%, due 07/15/27	225,000	224,339
5.100%, due 03/11/30	200,000	199,783
		424,122
Automobile Manufacturers — 1.9%
Ford Motor Credit Company, LLC, 4.346%, due 12/08/26	300,000	299,768
General Motors Company, 5.600%, due 10/15/32	303,000	306,465
		606,233
Automotive Retail — 1.1%
Advance Auto Parts, Inc., 5.950%, due 03/09/28	350,000	353,054

Distributors — 2.3%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	472,153
LKQ Corporation, 6.250%, due 06/15/33	250,000	255,895
		728,048
Home Furnishings — 1.1%
Leggett & Platt, Inc., 3.500%, due 11/15/27	350,000	343,351

Hotels, Resorts & Cruise Lines — 0.5%
Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	135,000	138,960

Leisure Products — 1.6%
Polaris, Inc., 6.950%, due 03/15/29	500,000	519,782

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 74.2% (Continued)	Par Value	Value
Consumer Staples — 1.9%
Packaged Foods & Meats — 1.9%
Conagra Brands, Inc.,
7.000%, due 10/01/28	$200,000	$207,531
4.850%, due 11/01/28	400,000	398,274
		605,805
Energy — 13.1%
Integrated Oil & Gas — 3.4%
Occidental Petroleum Corporation,
7.500%, due 10/15/26	250,000	250,500
3.000%, due 02/15/27	100,000	99,176
8.450%, due 02/15/29	100,000	106,660
7.875%, due 09/15/31	550,000	612,863
		1,069,199
Oil & Gas Drilling — 1.5%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	550,000	489,407

Oil & Gas Exploration & Production — 5.7%
APA Corporation, 7.750%, due 12/15/29	200,000	215,929
Continental Resources, Inc., 4.375%, due 01/15/28	450,000	446,545
Devon Energy Corporation, 7.950%, due 04/15/32	250,000	283,347
EQT Corporation,
4.500%, due 01/15/29	150,000	148,504
7.000%, due 02/01/30	100,000	105,685
Marathon Oil Corporation, 4.400%, due 07/15/27	400,000	397,166
Vital Energy, Inc., 9.750%, due 10/15/30	200,000	208,000
		1,805,176
Oil & Gas Storage & Transportation — 2.5%
Cheniere Energy, Inc., 4.625%, due 10/15/28	400,000	397,843
Southern Natural Gas Company, 8.000%, due 03/01/32	350,000	392,153
		789,996
Financials — 13.1%
Banks — 1.6%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	500,000	494,730

Consumer Finance — 1.3%
Ford Motor Credit Company, LLC, 5.100%, due 08/20/27	200,000	199,006
John Deere Capital Corporation, 4.512%, due 04/19/27	200,000	200,355
		399,361
Diversified Banks — 2.7%
JPMorgan Chase & Company,
5.040%, due 01/23/28	450,000	450,889
5.500%, due 12/13/34	425,000	420,079
		870,968

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 74.2% (Continued)	Par Value	Value
Financials — 13.1% (Continued)
Investment Banking & Brokerage — 2.3%
Jefferies Financial Group, Inc.,
6.450%, due 06/08/27	$250,000	$253,241
6.000%, due 07/31/35	500,000	476,788
		730,029
Property & Casualty Insurance — 2.6%
Fairfax Financial Holdings Ltd., 3.375%, due 03/03/31	150,000	138,579
Fidelity National Financial, Inc.,
3.400%, due 06/15/30	295,000	275,165
2.450%, due 03/15/31	200,000	175,546
Old Republic International Corporation, 5.750%, due 03/28/34	250,000	250,180
		839,470
Transaction & Payment Processing Services — 2.6%
Fidelity National Information Services, Inc., 4.800%, due 03/10/31	100,000	97,916
Fiserv, Inc., 4.200%, due 10/01/28	450,000	443,113
Global Payments, Inc., 4.875%, due 11/15/30	300,000	291,878
		832,907
Health Care — 1.7%
Health Care Services — 0.8%
Cigna Group (The), 5.125%, due 05/15/31	250,000	250,972

Life Sciences Tools & Services — 0.9%
Illumina, Inc.,
5.750%, due 12/13/27	200,000	202,267
4.750%, due 12/12/30	100,000	98,324
		300,591
Industrials — 11.9%
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	189,395

Building Products — 1.7%
Masco Corporation, 7.750%, due 08/01/29	500,000	530,837

Construction & Engineering — 1.5%
Fluor Corporation, 4.250%, due 09/15/28	500,000	491,829

Data Processing & Outsourced Services — 2.1%
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	500,000	444,258
Concentrix Corporation, 6.600%, due 08/02/28	210,000	212,093
		656,351

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 74.2% (Continued)	Par Value	Value
Industrials — 11.9% (Continued)
Industrial Machinery & Supplies & Components — 1.9%
Timken Company (The),
6.875%, due 05/08/28	$300,000	$307,644
4.500%, due 12/15/28	300,000	297,289
		604,933
Research & Consulting Services — 1.6%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	500,000	508,181

Trading Companies & Distributors — 2.5%
United Rentals North America, Inc.,
5.250%, due 01/15/30	600,000	597,533
4.000%, due 07/15/30	225,000	213,921
		811,454
Information Technology — 2.0%
Electronic Equipment & Instruments — 0.9%
Vontier Corporation, 2.400%, due 04/01/28	300,000	288,222

IT Consulting & Other Services — 0.7%
DXC Technology Company, 2.375%, due 09/15/28	250,000	236,339

Semiconductors — 0.4%
Intel Corporation, 4.875%, due 02/10/28	120,000	120,194

Materials — 13.4%
Commodity Chemicals — 2.4%
Olin Corporation,
5.625%, due 08/01/29	200,000	199,147
5.000%, due 02/01/30	575,000	556,402
		755,549
Copper — 1.9%
Freeport-McMoRan, Inc.,
5.000%, due 09/01/27	150,000	149,977
5.250%, due 09/01/29	100,000	100,302
9.500%, due 06/01/31	300,000	346,787
		597,066
Diversified Chemicals — 4.2%
Celanese US Holdings, LLC, 7.165%, due 07/15/27 (a)	191,000	194,082
Dow Chemical Company (The),
7.375%, due 11/01/29	300,000	323,533
4.800%, due 01/15/31	350,000	343,196
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	483,942
		1,344,753

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 74.2% (Continued)	Par Value	Value
Materials — 13.4% (Continued)
Fertilizers & Agricultural Chemicals — 1.9%
FMC Corporation,
3.450%, due 10/01/29	$400,000	$371,353
5.650%, due 05/18/33	250,000	229,340
		600,693
Metal, Glass & Plastic Containers — 1.7%
Ball Corporation,
6.000%, due 06/15/29	400,000	404,465
2.875%, due 08/15/30	150,000	136,317
		540,782
Steel — 1.3%
Arcelormittal S.A., 6.550%, due 11/29/27	400,000	408,003

Real Estate — 0.7%
Timber REITs — 0.7%
Weyerhaeuser Company, 6.875%, due 12/15/33	200,000	214,385

Utilities — 4.3%
Electric Utilities — 2.9%
Edison International, 5.750%, due 06/15/27	250,000	250,517
Exelon Corporation, 7.600%, due 04/01/32	500,000	552,131
Southern Company, 5.113%, due 08/01/27	100,000	100,481
		903,129
Independent Power Producers & Energy Traders — 1.4%
AES Corporation, 5.450%, due 06/01/28	450,000	453,310

Total Corporate Bonds (Cost $23,656,690)		$23,582,066

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
U.S. TREASURY OBLIGATIONS — 8.6%	Par Value	Value
U.S. Treasury Notes — 8.6%
1.125%, due 10/31/26	$500,000	$497,699
4.625%, due 11/15/26	500,000	500,664
4.250%, due 11/30/26	500,000	500,426
4.375%, due 12/15/26	250,000	250,332
2.250%, due 02/15/27	250,000	248,034
1.875%, due 02/28/27	500,000	494,850
2.750%, due 07/31/27	250,000	246,705
Total U.S. Treasury Obligations (Cost $2,741,059)		$2,738,710

MONEY MARKET FUNDS — 5.3%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 3.55% (b) (Cost $1,678,935)	1,678,935	$1,678,935

Total Investments at Value — 98.8% (Cost $29,299,368)		$31,417,071

Other Assets in Excess of Liabilities — 1.2%		368,149

Net Assets — 100.0%		$31,785,220

REIT — Real Estate Investment Trust

S.A. — Societe Anonyme

(a)	Step Coupon. Rate shown is the coupon in effect as of August 31, 2026.

(b)	The rate shown is the 7-day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Assets and Liabilities
August 31, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$29,299,368
At value (Note 2)	$31,417,071
Receivable from Advisor (Note 5)	4,322
Dividends and interest receivable	379,217
Other assets	15,956
TOTAL ASSETS	31,816,566

LIABILITIES
Payable to administrator (Note 5)	7,118
Accrued trustee fees (Note 5)	4,000
Payable to distributor (Note 5)	667
Other accrued expenses	19,561
TOTAL LIABILITIES	31,346

Contingencies and commitments (Note 6)	—

NET ASSETS	$31,785,220

Net assets consist of:
Paid-in capital	$31,843,683
Accumulated deficit	(58,463)
Net Assets	$31,785,220

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,782,325

Net asset value, redemption price and offering price per share	$11.42

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)
INVESTMENT INCOME
Dividends	$48,275
Interest	650,970
TOTAL INVESTMENT INCOME	699,245

EXPENSES
Management fees (Note 5)	79,691
Legal fees	28,884
Registration and filing fees	22,279
Administration fees (Note 5)	15,767
Fund accounting fees (Note 5)	14,192
Trustees’ fees (Note 5)	12,000
Audit and tax services fees	9,811
Transfer agent fees (Note 5)	9,600
Pricing fees	7,634
Shareholder reporting expenses	5,583
Compliance support services fees	4,693
Distributor service fees (Note 5)	4,000
Custody and bank service fees	3,720
Postage and supplies	2,240
Insurance expense	1,520
Other expenses	6,798
TOTAL EXPENSES	228,412
Management fees waived and reimbursed by Advisor (Note 5)	(89,747)
NET EXPENSES	138,665

NET INVESTMENT INCOME	560,580

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	52,949
Net change in unrealized appreciation (depreciation) on investments	(650,122)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(597,173)

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,593)

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	August 31, 2026	February 28,
	(Unaudited)	2026
FROM OPERATIONS
Net investment income	$560,580	$1,357,590
Net realized gains from investment transactions	52,949	15,448
Net change in unrealized appreciation (depreciation) on investments	(650,122)	1,079,035
Net change in net assets resulting from operations	(36,593)	2,452,073

DISTRIBUTIONS TO SHAREHOLDERS	(773,159)	(1,125,115)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,010,690	5,292,826
Net asset value of shares issued in reinvestment of distributions to shareholders	744,249	1,075,811
Payments for shares redeemed	(1,868,939)	(3,081,996)
Net change in net assets from share transactions	886,000	3,286,641

TOTAL CHANGE IN NET ASSETS	76,248	4,613,599

NET ASSETS
Beginning of period	31,708,972	27,095,373
End of period	$31,785,220	$31,708,972

CAPITAL SHARE ACTIVITY
Shares sold	174,756	457,347
Shares reinvested	65,335	95,066
Shares redeemed	(162,706)	(273,340)
Net change in shares outstanding	77,385	279,073
Shares outstanding, beginning of period	2,704,940	2,425,867
Shares outstanding, end of period	2,782,325	2,704,940

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended
	August 31,		Years Ended
	2026		February 28,	February 28,	February 29,	February 28,	February 28,
	(Unaudited)		2026	2025	2024	2023	2022

Net asset value at beginning of period	$11.72		$11.17	$10.98	$10.38	$10.78	$10.92

Income (loss) from investment operations:
Net investment income	0.20		0.55	0.43	0.49	0.17	0.26
Net realized and unrealized gains (losses) on investments	(0.22)		0.47	0.19	0.58	(0.43)	(0.13)
Total from investment operations	(0.02)		1.02	0.62	1.07	(0.26)	0.13

Less distributions from:
Net investment income	(0.28)		(0.47)	(0.43)	(0.47)	(0.14)	(0.27)
Total distributions	(0.28)		(0.47)	(0.43)	(0.47)	(0.14)	(0.27)

Net asset value at end of period	$11.42		$11.72	$11.17	$10.98	$10.38	$10.78

Total return (a)	(0.11	%) (b)	9.38%	5.78%	10.47%	(2.45%)	1.17%

Ratios and supplemental data:
Net assets at end of period (000’s)	$31,785		$31,709	$27,095	$26,905	$25,267	$29,098

Ratio of total expenses to average net assets	1.43	% (c)	1.55%	1.50%	1.50%	1.43%	1.35%

Ratio of net expenses to average net assets (d)	0.87	% (c)	0.87%	0.87%	0.87%	0.87%	0.87%

Ratio of net investment income to average net assets (d)	3.52	% (c)	4.95%	3.87%	4.57%	1.57%	2.33%

Portfolio turnover rate	15	% (b)	29%	40%	41%	40%	37%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratio was determined after investment management fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Notes to Financial Statements
August 31, 2026 (Unaudited)

1. Organization

CM Advisors Fixed Income Fund (the “Fund”) is a diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of the Fund is to seek to preserve capital and maximize total return.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting – The Chief Financial Officer of the Trust acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Investment Valuation – The Fund’s portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market unlisted or listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and not traded on an exchange, the Fund’s net asset values (“NAVs”) are calculated based upon the NAVs reported by such registered open-end investment companies; the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the “Advisor”), as the Fund’s valuation designee, in

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of August 31, 2026 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,417,360	$—	$—	$3,417,360
Corporate Bonds	—	23,582,066	—	23,582,066
U.S. Treasury Obligations	—	2,738,710	—	2,738,710
Money Market Funds	1,678,935	—	—	1,678,935
Total	$5,096,295	$26,320,776	$—	$31,417,071

Refer to the Fund’s Schedule of Investments for a listing of the securities by asset type and sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2026.

Share Valuation – The NAV per share of the Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2026 and February 28, 2026 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2026:

Tax cost of investments	$29,299,368
Gross unrealized appreciation	$2,293,516
Gross unrealized depreciation	(175,813)
Net unrealized appreciation	2,117,703
Accumulated ordinary income	191,576
Other gains	52,949
Capital loss carryforwards	(2,420,691)
Accumulated deficit	$(58,463)

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

As of February 28, 2026, the Fund had short-term capital loss carryforwards of $201,475 and long-term capital loss carryforwards of $2,219,216 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statement of Operations. For the six months ended August 31, 2026, the Fund did not incur any interest or penalties and there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

4. Investment Transactions

During the six months ended August 31, 2026, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

Cost of purchases of investment securities	$5,169,025
Proceeds from sales and maturities of investment securities	$3,757,866

Cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations during the six months ended August 31, 2026 were:

Cost of purchases of investment securities	$246,406
Proceeds from sales and maturities of investment securities	$250,000

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly management fee to the Advisor calculated at the annual rate of 0.50% of its average daily net assets. The Advisor has entered into an Expense Limitation Agreement (the “ELA”) with the Fund under which it has agreed until July 1, 2027 to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The ELA cannot be terminated prior to July 1, 2027 without the approval

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

of the Board. Accordingly, during the six months ended August 31, 2026, the Advisor did not collect any of its management fees and reimbursed other operating expenses in the amount of $10,056. These fees are not available for recoupment by the Advisor.

Certain Trustees and officers of the Trust are also officers of the Advisor and are not compensated by the Fund for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. For the six months ended August 31, 2026, the Distributor received $4,000 in fees from the Fund for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect,

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On September 30, 2026, the Fund paid an ordinary income dividend of $0.1070 per share to shareholders of record on September 29, 2026.

CM Advisors Fixed Income Fund
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

CM Advisors Fixed Income Fund

a series of

CM Advisors Family of Funds

For Shareholder Service Inquiries:

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246-0707

Toll-Free Telephone:
1-888-859-5856
For Investment Advisor Inquiries:

Van Den Berg Management I, Inc.
(d/b/a CM Fund Advisors)
805 Las Cimas Parkway, Suite 305
Austin, Texas 78746

Toll-Free Telephone:
1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	November 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	November 3, 2026

By (Signature and Title)*		/s/ Scott Van Den Berg
Scott Van Den Berg, Treasurer and Principal Financial Officer

Date	November 3, 2026

*	Print the name and title of each signing officer under his or her signature.